Accrued Expenses	12 Months Ended
Dec. 31, 2015
Payables and Accruals [Abstract]
Accrued Expenses

Note 4 — Accrued Expenses

The following summarizes the major components of the accrued expenses balance:

	Year Ended December 31,
(in thousands)	2014	2015
Corporate legal fees	$564	$927
Audit, tax and filing services	189	78
Board fees	45	136
Sublicense fees	125	103
Other miscellaneous	149	52
	$1,072	$1,296